Statements of Consolidated Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues	$ 73,949	$ 15,190	$ 12,731
Other income	8,507	7,800	8,701
Total revenues and other income	82,456	22,990	21,432
Operating expenses
Cost of revenue	(36,275)	(11,392)	(2,739)
Research and development expenses	(86,950)	(92,042)	(76,567)
Selling, general and administrative expenses	(44,201)	(43,017)	(47,248)
Other operating income (expenses)	(467)	(91)	31
Total operating expenses	(167,893)	(146,542)	(126,523)
Operating income (loss)	(85,437)	(123,552)	(105,091)
Financial income	5,468	11,971	20,572
Financial expenses	(17,514)	(3,631)	(3,813)
Financial gain (loss)	(12,046)	8,340	16,758
Income tax	0	0	0
Net income (loss)	(97,483)	(115,212)	(88,333)
Attributable to shareholders of Cellectis	(81,074)	(102,091)	(78,693)
Attributable to non-controlling interests	$ (16,409)	$ (13,121)	$ (9,640)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (1.91)	$ (2.41)	$ (1.93)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (1.91)	$ (2.41)	$ (1.93)